Related Party Transactions and Balances	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related Party Transactions and Balances
3.	Related Party Transactions

As of December 31, 2014, the Company owes the sole director of the Company $810 (2013 - $852) for expenditures paid on behalf of the Company. The amount owed is unsecured, non-interest bearing, and has no specified repayment terms.

During the twelve months ended December 31, 2014, expenses of $nil (net of foreign exchange adjustment) (2013 - $163) were incurred on behalf of the Company by the former Vice President of the Company.

Unaudited Interim [Member]
Related Party Transaction [Line Items]
Related Party Transactions and Balances
9.	Related Party Transactions and Balances

	September 30, 2015	December 31, 2014

8% Demand loans	$150,644	$99,812
Due to related party	41,577	6,594
Payable to related parties	$192,221	$106,406

On August 1, 2012, PaperNuts Canada received loans of $32,445 (CDN$32,500) from shareholders Jim Vanderzalm and Rob Moes. The loans were unsecured, and were due and payable on demand as they were contracted to meet PaperNuts Canada’s 2012 general fiscal obligations. In April, 2014 and January 25, 2015 Mr. Moes made additional advances of $6,818 (CDN$7,500) and $30,184 (CDN$37,500) respectively to PaperNuts Canada. As at September 30, 2015 there is principal and interest of $66,443 ($40,290 as at December 31, 2014) outstanding in relation to those loans. The largest outstanding balance during the period ended September 30, 2015 was $66,443, including principal of $58,074.

On March 28, 2013, PaperNuts Canada received loans of $18,345 (CDN$18,629) from Jerry Moes, shareholder and director of PaperNuts Canada. The loans were unsecured, and were due and payable on demand as they were contracted to meet PaperNuts Canada’s 2013 general fiscal obligations. Mr. Moes made further advances of $30,180 (CDN$32,098) on December 31, 2013 and $11,190 (CDN$12,310) from January 1, 2014 to April 1, 2014. In January, 2015 Mr. Moes advanced an additional $15,625 (CDN$18,750). As at September 30, 2015, there is principal and interest of $69,384 ($59,522 as at December 31, 2014) outstanding in relation to those loans. The largest outstanding balance during the period ended September 30, 2015 was $69,094 including principal of $61,286.

In January, 2015, PaperNuts Canada received a loan of $15,625 (CDN$18,750) from Ron Vanderzalm, a shareholder of PaperNuts Canada. As at September 30, 2015, there is a principal and interest of $14,817 (December 31, 2014 - $Nil) outstanding in relation to this loan. The largest outstanding balance during the period ended September 30, 2015 was $14,817 including principal of $14,050.

During the periods ended September 30, 2015 and 2014 the shareholders above charged interest of $8,130 (CDN$10,242) and $5,348 (CDN$5,849), respectively on these demand loans. No payments of interest have been made and the unpaid interest is included in the loan balances noted above.

During the year ended December 31, 2013, Joanne Secord, a former vice-president of PaperNuts Canada earned sales commissions of CDN$18,596 and earned additional sales commissions of CDN$6,044 in 2014. These commissions were satisfied through the issuance of 50,000 common shares on April 2, 2014.

In June, 2014, PaperNuts Canada received an advance of CDN$25,000 from Scott MacRae, a director of PaperNuts Canada. This amount was non-interest bearing and was repaid in July, 2014.

As of September 30, 2015, the Company owes Mr. Kotni, a former director of the Company $Nil (December 31, 2014 - $810) for expenditures paid on behalf of the Company. The amount included in due to related parties is unsecured, non-interest bearing, and has no specified repayment terms.

As at September 30, 2015, due to related party included an additional $41,577 (December 31, 2014 - $6,594) in fees and due to officers of the Company, including Tyler Pearson, CEO, Scott MacRae, Director and Andrew Hilton, CFO.